BUSINESS COMBINATION (Details) - USD ($) $ in Thousands			4 Months Ended	12 Months Ended
	Sep. 01, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATION
Share of profit/loss from joint ventures				$ 152	$ (104)	$ (242)
Marine Exhaust Technology Ltd
BUSINESS COMBINATION
Interest held in joint venture		27.50%
Marine Exhaust Technology
BUSINESS COMBINATION
Percentage of shares acquired	75.00%
Cash consideration	$ 2,000
Gain on remeasurement of interests previously held	300
Contractual receivables	5,700
Contractual receivables considered to be uncollectible	300
Transaction costs	100
Goodwill recognised as of acquisition date	$ 1,800
Revenue generated by the acquired entity since the acquisition			$ 5,900
Profit from business acquisition transaction			$ 0
Proforma revenue				1,455,900
Proforma profit				$ 561,900